Related parties	12 Months Ended
Feb. 28, 2021
Disclosure of related party [Abstract]
RELATED PARTIES
30.	RELATED PARTIES

Relationships
Related parties	Onecell Community Phones Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Onecell Community Services Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Onecell Data Solutions Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Onecell Namibia Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Onecell Holdings Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Onecell Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Orient Victoria Pte Ltd	IJ Calisto has a beneficial interest in this company
	Purple Rain Properties No. 444 Proprietary Limited	IJ Calisto has a beneficial interest in this company
	Brick Capital Limitada	IJ Calisto has a beneficial interest in this company
	Brick Capital (Pty) Ltd	IJ Calisto has a beneficial interest in this company
	Brick Capital Polska Sp.zo.o	IJ Calisto has a beneficial interest in this company
	Cartrack Mozambique LDA	IJ Calisto has a beneficial interest in this company
	Garoca Management Services (Pty) Ltd	IJ Calisto has a beneficial interest in this company
	Madeira Calisto Family Holdings (Pty) Ltd	IJ Calisto has a beneficial interest in this company
	Mulamobile (Pty) Ltd	IJ Calisto has a beneficial interest in this company
	Viva Africa – Sound and Light (Pty) Ltd	IJ Calisto has a beneficial interest in this company
	Saxon and Raffles Pte Ltd	IJ Calisto has a beneficial interest in this company
	Bruburg Pte Ltd	IJ Calisto has a beneficial interest in this company
	Square Ball Pte Ltd	IJ Calisto has a beneficial interest in this company
	Mula Pte Ltd	IJ Calisto has a beneficial interest in this company
	F Calisto	IJ Calisto family
	Isaias Jose Calisto	IJ Calisto
	Bumbene House Proprietary Limited	BEE funded company – Cartrack Holdings Limited
	Found Proprietary Limited	Bumbene House Proprietary Limited shareholder
	Cartrack Education Fund (NPO)	Bursary funding – South Africa entities
	Georgem Proprietary Limited	J Marais has a beneficial interest in this company
	J Marais	Shareholder – Cartrack Holdings Limited
	P Lim	Shareholder – Cartrack Technologies PHL.INC
	J De Wet	Shareholder – Cartrack New Zealand Limited
	OAK GATE Sp. zo.o.	B Debski is a director
	Prime Business	B Debski is a director
	Prima Med Izabela Plesiewicz	B Debski family
	CFC Sp.zo.o	B Debski family
	Małgorzata Dębska	B Debski family
	Marcinkowscy Sp. zo.o Sp.k.	B Debski family
Subsidiary companies	All subsidiaries are disclosed in note 29.

Loan accounts –to/(from) related parties	Nature	2021	2020
		Figures in Rand thousands
Related party balances
Bumbene House Proprietary Limited	Loan to	19,400	11,000
J Marais	Loan to	–	13
Orient Victoria Pte Ltd	Loan from	(884,294)	–
J De Wet	Loan from	(4,829)	(5,679)
P Lim	Loan from	(2,854)	(2,683)
		(872,577)	2,651
Amounts included in trade receivables/ (trade payables)/advances

Onecell Proprietary Limited	Trade receivable	2	–
J Marais	Trade receivable	–	7
Małgorzata Dębska	Trade receivable	1	–
Cartrack Mozambique LDA	Trade receivable	914	-
OAK GATE Sp. z o.o.	Trade payable	(126)	-
CFC.Sp.zo.o	Trade payable	(2,646)	–
Prime Business	Trade payable	(21)	(399)
Isaias Jose Calisto	Advances	(23)	-
		(1,899)	(392)

	Nature	2021	2020	2019
Related party transactions
Sales to related parties
Onecell Proprietary Limited	Sales	(2)	(407)	(4,042)
CFC.Sp.zo.o	Sales	(260)	–	(114)
Brick Capital Polska Sp. zo.o	Sales	(3)	–	(1)
Prime Business	Sales	–	–	(44)
Found Proprietary Limited	Sales	(24,625)	–	–
Małgorzata Dębska	Sales	(2)	–	–
Marcinkowscy Sp. zo.o. Sp.k.	Sales	(6)	–	–
Prima Med Izabela Plesiewicz	Sales	(3)	–	–
		(24,901)	(407)	(4,201)
Purchases from related parties
Onecell Holdings Proprietary Limited	Purchase	104	240	208
Onecell Proprietary Limited	Purchase	346	437	467
Brick Capital Polska Sp. zo.o	Purchase	45	–	–
CFC.Sp.zo.o	Purchase	17,640	–	7,601
Prime Business	Purchase	1,240	–	148
Found Proprietary Limited	Purchase	26,783	–	–
Onecell Community Services Proprietary Limited	Purchase	5,969	2,796	1,819
Cartrack Mozambique LDA	Purchase	1,048	4,464	5,280
OAK GATE Sp. zo.o	Purchase	1,107	–	–
Małgorzata Dębska	Purchase	154	–	–
Marcinkowscy Sp. zo.o. Sp.k.	Purchase	34	–	–
		54,470	7,937	15,523

Rent paid to related parties
Purple Rain Properties No. 444 Proprietary Limited	Rent	12,380	16,449	17,613
Prime Business	Rent	1,140	895	836
OAK GATE Sp. zo.o.	Rent	89	–	–
Brick Capital Lda	Rent	1,449	–	3,921
Brick Capital Polska Sp.zo.o	Rent	2,167	1,663	1,694
F Calisto	Rent	1,035	880	–
		18,260	19,887	24,064

Interest paid to related parties
Orient Victoria Pte Ltd	Interest paid	2,048	-	-
		2,048	-	-

Information regarding the key management and prescribed officers is detailed in note 33.